Summary of Significant Accounting Policies (Details) - Schedule of property and equipment depreciation on straight-line basis	12 Months Ended
Aug. 31, 2021
Others [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Construction in Progress [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	[1]
Minimum [Member] | Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture and other equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Maximum [Member] | Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Furniture and other equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

[1]	The Group constructs certain of its property. In addition to cost under the construction contracts, external costs, including consulting fee directly related to the construction of such facilities, are capitalized. Depreciation is recorded at the time assets are ready for the intended use.